UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Meritage Group LP
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

13F File Number:  028-12802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone    (415) 399-5330
Signature, Place, and Date of Signing:

       Laura Baxter Simons      San Francisco, CA
Report Type (Check only one.):    May 14, 2009

[X]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  26
Form 13F Information Table Value (x $1000) Total:  $592807


       FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)  PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ _______ ___ ____ _______ ___________ ________ ________ ______
BROADRIDGE FINL SOLUTIONS IN COM              11133T103    30896 1660200 SH       SOLE                 1660200        0
CHEVRON CORP NEW             COM              166764100     3821   56830 SH       SOLE                   56830        0
COCA COLA CO                 COM              191216100    21061  479200 SH       SOLE                  479200        0
CONOCOPHILLIPS               COM              20825C104     3219   82210 SH       SOLE                   82210        0
CORRECTIONS CORP AMER NEW    COM NEW          22025Y407     4229  330100 SH       SOLE                  330100        0
COVANTA HLDG CORP            COM              22282E102    26790 2046600 SH       SOLE                 2046600        0
EXXON MOBIL CORP             COM              30231G102     3528   51800 SH       SOLE                   51800        0
FRANKLIN RES INC             COM              354613101    23374  433900 SH       SOLE                  433900        0
GOODYEAR TIRE & RUBR CO      COM              382550101      626  100000 SH       SOLE                  100000        0
GOOGLE INC                   CL A             38259P508    32217   92562 SH       SOLE                   92562        0
GRUPO AEROPORTUARIO DEL SURE SPON ADR SER B   40051E202    16192  562600 SH       SOLE                  562600        0
INTERCONTINENTALEXCHANGE INC COM              45865V100    16383  220000 SH       SOLE                  220000        0
LABORATORY CORP AMER HLDGS   COM NEW          50540R409    29377  502250 SH       SOLE                  502250        0
LORILLARD INC                COM              544147101    54032  875157 SH       SOLE                  875157        0
MASTERCARD INC               CL A             57636Q104    39559  236200 SH       SOLE                  236200        0
MICROSOFT CORP               COM              594918104      919   50000 SH       SOLE                   50000        0
NIKE INC                     CL B             654106103    23792  507400 SH       SOLE                  507400        0
OCCIDENTAL PETE CORP DEL     COM              674599105     4124   74100 SH       SOLE                   74100        0
PAYCHEX INC                  COM              704326107    20980  817279 SH       SOLE                  817279        0
PHILIP MORRIS INTL INC       COM              718172109    39448 1108700 SH       SOLE                 1108700        0
THERMO FISHER SCIENTIFIC INC COM              883556102    28985  812600 SH       SOLE                  812600        0
TRANSDIGM GROUP INC          COM              893641100    26170  796900 SH       SOLE                  796900        0
UNION PAC CORP               COM              907818108    43627 1061230 SH       SOLE                 1061230        0
VISA INC                     COM CL A         92826C839    40488  728200 SH       SOLE                  728200        0
WELLPOINT INC                COM              94973V107    57699 1519600 SH       SOLE                 1519600        0
WELLPOINT INC                CALL             94973V907     1272   33500 SH       SOLE                   33500        0